Loan Receivable - Schedule of Loan Receivable (Details) - EUR (€)	Jun. 30, 2025	Dec. 31, 2024
Current asset
Short term loan receivable	€ 301,047	€ 311,171
Short Term Loan Receivable [Member]
Current asset
Short term loan receivable	€ 301,047	€ 311,171